Note 6 - Assets Held for Sale, Property and Equipment 1 (Tables) - Pieris Pharmaceuticals, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Disclosure of Long-Lived Assets Held-for-Sale [Table Text Block]
	September 30,	December 31,
	2024	2023
Laboratory furniture and equipment	$—	$1,967
Office furniture and equipment	—	221
Assets held for sale	$—	$2,188

December 31,
2023
Laboratory furniture and equipment	$1,967
Office furniture and equipment	221
Assets held for sale	$2,188

Property, Plant and Equipment [Table Text Block]
December 31,
2022
Laboratory furniture and equipment	$11,970
Office furniture and equipment	1,861
Computer equipment	364
Leasehold improvements	12,444
Property and equipment, cost	26,639
Accumulated depreciation	(9,647)
Property and equipment, net	$16,992